UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-1444


                               Value Equity Trust
                               ------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  02/28
                          -----

Date of reporting period:  11/30/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Select 500 Fund
Investment Portfolio as of November 30, 2004 (Unaudited)

-------------------------------------------------------------------------------------------------------------------------------


                                                                             Shares                                   Value ($)
                                                              -----------------------------------------------------------------

Common Stocks 99.1%
Consumer Discretionary 10.2%
Automobiles 0.6%
Ford Motor Co.                                                               26,200                                    371,516
General Motors Corp.                                                            300                                     11,577
Harley-Davidson, Inc.                                                         3,600                                    208,152
                                                                                                                  ------------
                                                                                                                       591,245

Distributors 0.1%
Genuine Parts Co.                                                             1,800                                     78,138
                                                                                                                  ------------
Hotels Restaurants & Leisure 1.3%
Carnival Corp.                                                               10,100                                    535,401
McDonald's Corp.                                                             18,600                                    571,764
YUM! Brands, Inc.                                                             6,362                                    288,835
                                                                                                                  ------------
                                                                                                                     1,396,000

Household Durables 0.7%
Black & Decker Corp.                                                          3,200                                    269,088
Centex Corp.                                                                  2,000                                    104,940
Newell Rubbermaid, Inc.                                                       9,400                                    216,952
Whirlpool Corp.                                                               2,900                                    187,195
                                                                                                                  ------------
                                                                                                                       778,175

Internet & Catalog Retail 0.2%
eBay, Inc.*                                                                   1,500                                    168,675
                                                                                                                  ------------
Leisure Equipment & Products 0.5%
Brunswick Corp.                                                               5,200                                    253,864
Eastman Kodak Co.                                                             8,613                                    281,731
Mattel, Inc.                                                                  2,000                                     37,900
                                                                                                                  ------------
                                                                                                                       573,495

Media 3.0%
Comcast Corp. "A"*                                                            4,171                                    125,297
Gannett Co., Inc.                                                             4,747                                    391,580
McGraw-Hill Companies, Inc.                                                   2,947                                    258,540
Omnicom Group, Inc.                                                           4,200                                    340,200
Time Warner, Inc.*                                                           48,704                                    862,548
Tribune Co.                                                                   7,800                                    338,286
Viacom, Inc. "B"                                                              1,720                                     59,684
Walt Disney Co.                                                              27,224                                    731,781
                                                                                                                  ------------
                                                                                                                     3,107,916

Multiline Retail 0.9%
Federated Department Stores, Inc.                                             5,420                                    297,016
J.C. Penny Co., Inc.                                                          7,900                                    304,940
Sears, Roebuck & Co.                                                          5,918                                    307,913
                                                                                                                  ------------
                                                                                                                       909,869

Specialty Retail 2.3%
AutoZone, Inc.*                                                               3,131                                    268,014
Bed Bath & Beyond, Inc.*                                                      7,700                                    307,445
Home Depot, Inc.                                                             23,180                                    967,765
Lowe's Companies, Inc.                                                       11,015                                    609,460
Sherwin-Williams Co.                                                          4,876                                    217,470
Toys "R" Us, Inc.*                                                            5,300                                    102,502
                                                                                                                  ------------
                                                                                                                     2,472,656

Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.*                                                                    100                                      4,984
NIKE, Inc. "B"                                                                4,868                                    412,125
Reebok International Ltd.                                                     3,700                                    143,856
VF Corp.                                                                      1,700                                     91,783
                                                                                                                  ------------
                                                                                                                       652,748

Consumer Staples 10.0%
Beverages 1.6%
Coca-Cola Co.                                                                10,079                                    396,206
Coca-Cola Enterprises, Inc.                                                  12,700                                    264,160
PepsiCo, Inc.                                                                20,197                                  1,008,032
                                                                                                                  ------------
                                                                                                                     1,668,398

Food & Drug Retailing 3.7%
Albertsons, Inc.                                                                400                                     10,120
Costco Wholesale Corp.                                                        7,200                                    349,920
CVS Corp.                                                                     6,847                                    310,648
Kroger Co.*                                                                  10,800                                    174,744
Safeway, Inc.*                                                               12,044                                    232,208
Wal-Mart Stores, Inc.                                                        44,028                                  2,292,098
Walgreen Co.                                                                 12,652                                    483,053
Winn-Dixie Stores, Inc.                                                       8,700                                     34,800
                                                                                                                  ------------
                                                                                                                     3,887,591

Food Products 1.0%
Campbell Soup Co.                                                            11,100                                    316,683
H.J. Heinz Co.                                                                3,458                                    128,499
Hershey Foods Corp.                                                           6,426                                    332,867
Kellogg Co.                                                                   4,521                                    197,568
William Wrigley Jr. Co.                                                       1,445                                     99,416
                                                                                                                  ------------
                                                                                                                     1,075,033

Household Products 2.1%
Clorox Co.                                                                    4,386                                    241,756
Kimberly-Clark Corp.                                                          7,254                                    461,427
Procter & Gamble Co.                                                         27,918                                  1,493,055
                                                                                                                  ------------
                                                                                                                     2,196,238

Personal Products 0.3%
Alberto-Culver Co. "B"                                                          200                                      9,260
Gillette Co.                                                                  7,000                                    304,430
                                                                                                                  ------------
                                                                                                                       313,690

Tobacco 1.3%
Altria Group, Inc.                                                           20,395                                  1,172,508
Reynolds American, Inc.                                                       2,255                                    170,546
                                                                                                                  ------------
                                                                                                                     1,343,054

Energy 7.6%
Energy Equipment & Services 1.0%
Baker Hughes, Inc.                                                            7,800                                    345,774
Halliburton Co.                                                               1,800                                     74,430
Nabors Industries Ltd.*                                                       4,400                                    228,800
Noble Corp.*                                                                  5,800                                    281,010
Transocean, Inc.*                                                             3,500                                    140,945
                                                                                                                  ------------
                                                                                                                     1,070,959

Oil & Gas 6.6%
Amerada Hess Corp.                                                            1,600                                    142,160
Anadarko Petroleum Corp.                                                      5,341                                    371,733
Apache Corp.                                                                  6,186                                    334,415
Ashland, Inc.                                                                 3,800                                    224,770
ChevronTexaco Corp.                                                          23,820                                  1,300,572
ConocoPhillips                                                                6,705                                    610,088
Devon Energy Corp.                                                            9,942                                    411,798
EOG Resources, Inc.                                                             200                                     15,014
ExxonMobil Corp.                                                             61,805                                  3,167,506
Kerr-McGee Corp.                                                              4,629                                    288,063
Occidental Petroleum Corp.                                                      100                                      6,021
                                                                                                                  ------------
                                                                                                                     6,872,140

Financials 20.2%
Banks 6.8%
Bank of America Corp.                                                        42,482                                  1,965,642
BB&T Corp.                                                                    6,097                                    258,818
Comerica, Inc.                                                                4,900                                    301,350
KeyCorp.                                                                      4,447                                    148,041
M&T Bank Corp.                                                                1,200                                    126,492
Marshall & Ilsley Corp.                                                       2,600                                    108,394
National City Corp.                                                           7,957                                    295,045
PNC Financial Services Group                                                  6,500                                    353,600
Regions Financial Corp.                                                       8,343                                    291,922
SunTrust Banks, Inc.                                                          6,273                                    447,265
US Bancorp.                                                                  15,769                                    467,235
Wachovia Corp.                                                               11,310                                    585,292
Washington Mutual, Inc.                                                      11,229                                    457,133
Wells Fargo & Co.                                                            19,091                                  1,179,251
Zions Bancorp.                                                                2,984                                    198,436
                                                                                                                  ------------
                                                                                                                     7,183,916

Capital Markets 1.3%
Franklin Resources, Inc.                                                      1,200                                     78,756
Goldman Sachs Group, Inc.                                                     6,600                                    691,416
Janus Capital Group, Inc.                                                     7,500                                    124,125
Lehman Brothers Holdings, Inc.                                                5,100                                    427,278
Morgan Stanley                                                                  700                                     35,525
                                                                                                                  ------------
                                                                                                                     1,357,100

Consumer Finance 1.0%
American Express Co.                                                          2,680                                    149,303
Capital One Financial Corp.                                                   4,900                                    385,042
MBNA Corp.                                                                    4,400                                    116,864
SLM Corp.                                                                     7,435                                    380,449
                                                                                                                  ------------
                                                                                                                     1,031,658

Diversified Financial Services 6.0%
CIT Group, Inc.                                                               7,100                                    303,525
Citigroup, Inc.                                                              53,753                                  2,405,447
Countrywide Financial Corp.                                                  11,700                                    388,557
Fannie Mae                                                                   12,209                                    838,758
Freddie Mac                                                                   9,531                                    650,586
Golden West Financial Corp.                                                   1,855                                    221,190
JPMorgan Chase & Co.                                                         20,039                                    754,469
MGIC Investment Corp.                                                         3,950                                    268,600
Moody's Corp.                                                                 4,000                                    323,000
Principal Financial Group, Inc.                                               3,468                                    130,674
                                                                                                                  ------------
                                                                                                                     6,284,806

Insurance 4.3%
ACE Ltd.                                                                      1,400                                     56,588
AFLAC, Inc.                                                                   4,750                                    178,695
Allstate Corp.                                                                6,957                                    351,328
Ambac Financial Group, Inc.                                                     400                                     32,532
American International Group, Inc.                                           25,533                                  1,617,515
Aon Corp.                                                                     3,000                                     63,360
Chubb Corp.                                                                   1,100                                     83,831
Cincinnati Financial Corp.                                                      400                                     17,920
Hartford Financial Services Group, Inc.                                       3,600                                    230,400
Jefferson-Pilot Corp.                                                           200                                      9,838
Lincoln National Corp.                                                        2,900                                    133,458
Loews Corp.                                                                   2,500                                    174,775
Marsh & McLennan Companies, Inc.                                              4,900                                    140,091
MBIA, Inc.                                                                    1,300                                     77,948
MetLife, Inc.                                                                 8,420                                    328,380
Progressive Corp.                                                             1,329                                    120,926
Prudential Financial, Inc.                                                    6,007                                    294,043
Safeco Corp.                                                                  2,300                                    111,481
St. Paul Companies, Inc.                                                      4,900                                    178,752
Torchmark Corp.                                                                 100                                      5,491
UnumProvident Corp.                                                           6,600                                    102,762
XL Capital Ltd. "A"                                                           2,000                                    150,720
                                                                                                                  ------------
                                                                                                                     4,460,834

Real Estate 0.8%
Apartment Investment & Management Co. "A" (REIT)                              6,600                                    240,042
Equity Office Properties Trust (REIT)                                         2,173                                     59,649
Plum Creek Timber Co., Inc. (REIT)                                            6,600                                    244,200
Simon Property Group, Inc. (REIT)                                             5,100                                    316,608
                                                                                                                  ------------
                                                                                                                       860,499

Health Care 12.5%
Biotechnology 1.1%
Amgen, Inc.*                                                                 15,488                                    929,899
Applera Corp. - Applied Biosystems Group                                     12,100                                    248,050
                                                                                                                  ------------
                                                                                                                     1,177,949

Health Care Equipment & Supplies 1.9%
Baxter International, Inc.                                                    1,200                                     37,980
Becton, Dickinson & Co.                                                         600                                     32,868
C.R. Bard, Inc.                                                               4,284                                    256,655
Fisher Scientific International, Inc.*                                        1,000                                     56,540
Guidant Corp.                                                                 6,000                                    388,980
Hospira, Inc.*                                                                6,940                                    223,676
Medtronic, Inc.                                                               7,596                                    364,988
Waters Corp.*                                                                 3,894                                    181,694
Zimmer Holdings, Inc.*                                                        4,932                                    402,451
                                                                                                                  ------------
                                                                                                                     1,945,832

Health Care Providers & Services 2.6%
Aetna, Inc.                                                                   2,071                                    245,434
Anthem, Inc.*                                                                 2,724                                    276,023
Cardinal Health, Inc.                                                         8,151                                    426,134
Caremark Rx, Inc.*                                                            7,100                                    253,896
HCA, Inc.                                                                       900                                     35,478
McKesson Corp.                                                                3,300                                     97,515
Medco Health Solutions, Inc.*                                                 1,913                                     72,158
Quest Diagnostics, Inc.                                                       2,500                                    234,375
UnitedHealth Group, Inc.                                                      8,862                                    734,217
WellPoint Health Networks, Inc.*                                              3,234                                    404,574
                                                                                                                  ------------
                                                                                                                     2,779,804

Pharmaceuticals 6.9%
Abbott Laboratories                                                          19,104                                    801,604
Bristol-Myers Squibb Co.                                                     10,011                                    235,258
Eli Lilly & Co.                                                               1,444                                     77,009
Johnson & Johnson                                                            30,837                                  1,860,088
King Pharmaceuticals, Inc.*                                                  17,900                                    222,855
Merck & Co., Inc.                                                            21,050                                    589,821
Mylan Laboratories, Inc.                                                     10,500                                    190,680
Pfizer, Inc.                                                                 79,166                                  2,198,440
Schering-Plough Corp.                                                         3,619                                     64,599
Watson Pharmaceuticals, Inc.*                                                 8,400                                    244,020
Wyeth                                                                        17,900                                    713,673
                                                                                                                  ------------
                                                                                                                     7,198,047

Industrials 13.1%
Aerospace & Defense 2.1%
Boeing Co.                                                                   10,075                                    539,718
General Dynamics Corp.                                                        1,700                                    184,212
Honeywell International, Inc.                                                13,900                                    491,087
L-3 Communications Holdings, Inc.                                             1,000                                     74,430
Lockheed Martin Corp.                                                           700                                     42,588
Northrop Grumman Corp.                                                        6,900                                    388,677
Rockwell Collins, Inc.                                                        1,447                                     57,677
United Technologies Corp.                                                     4,902                                    478,337
                                                                                                                  ------------
                                                                                                                     2,256,726

Air Freight & Logistics 1.5%
FedEx Corp.                                                                   3,352                                    318,541
Ryder System, Inc.                                                            4,400                                    236,016
United Parcel Service, Inc. "B"                                              12,313                                  1,036,139
                                                                                                                  ------------
                                                                                                                     1,590,696

Airlines 0.1%
Delta Air Lines, Inc.(d)*                                                     9,600                                     66,912
                                                                                                                  ------------
Building Products 0.3%
American Standard Companies, Inc.*                                            6,817                                    265,454
Masco Corp.                                                                   2,200                                     77,594
                                                                                                                  ------------
                                                                                                                       343,048

Commercial Services & Supplies 1.1%
Apollo Group, Inc. "A"*                                                       4,600                                    366,620
Avery Dennison Corp.                                                          2,200                                    129,052
Deluxe Corp.                                                                    500                                     19,770
Equifax, Inc.                                                                 8,700                                    240,294
H&R Block, Inc.                                                               3,352                                    159,890
Pitney Bowes, Inc.                                                            6,600                                    288,882
                                                                                                                  ------------
                                                                                                                     1,204,508

Construction & Engineering 0.1%
Fluor Corp.                                                                   2,392                                    124,145
                                                                                                                  ------------
Electrical Equipment 1.2%
American Power Conversion Corp.                                              11,700                                    247,338
Cooper Industries, Ltd. "A"                                                   4,076                                    270,279
Emerson Electric Co.                                                          7,023                                    469,277
Rockwell Automation, Inc.                                                     4,849                                    229,358
                                                                                                                  ------------
                                                                                                                     1,216,252

Industrial Conglomerates 4.3%
3M Co.                                                                        9,984                                    794,626
General Electric Co.                                                         94,558                                  3,343,571
Textron, Inc.                                                                 2,900                                    210,598
Tyco International Ltd.                                                       3,800                                    129,086
                                                                                                                  ------------
                                                                                                                     4,477,881

Machinery 1.9%
Caterpillar, Inc.                                                             5,200                                    476,060
Danaher Corp.                                                                 5,800                                    329,904
Deere & Co.                                                                   5,300                                    380,169
Eaton Corp.                                                                   3,384                                    228,082
Illinois Tool Works, Inc.                                                     2,600                                    244,998
Ingersoll-Rand Co. "A"                                                        2,100                                    156,282
ITT Industries, Inc.                                                          1,716                                    146,066
                                                                                                                  ------------
                                                                                                                     1,961,561

Road & Rail 0.5%
CSX Corp.                                                                     7,600                                    289,788
Union Pacific Corp.                                                           3,371                                    213,856
                                                                                                                  ------------
                                                                                                                       503,644

Information Technology 16.9%
Communications Equipment 2.4%
Cisco Systems, Inc.*                                                         74,844                                  1,400,331
Corning, Inc.*                                                               29,500                                    371,110
Motorola, Inc.                                                               33,800                                    650,988
QUALCOMM, Inc.                                                                2,792                                    116,203
                                                                                                                  ------------
                                                                                                                     2,538,632

Computers & Peripherals 4.8%
Apple Computer, Inc.*                                                         7,400                                    496,170
Dell, Inc.*                                                                  25,929                                  1,050,643
Gateway, Inc.*                                                               38,900                                    264,909
Hewlett-Packard Co.                                                          38,955                                    779,100
International Business Machines Corp.                                        18,138                                  1,709,325
Lexmark International, Inc. "A"*                                              3,668                                    311,414
NCR Corp.*                                                                    3,700                                    221,001
QLogic Corp.*                                                                 6,800                                    233,852
                                                                                                                  ------------
                                                                                                                     5,066,414

Electronic Equipment & Instruments 0.2%
Tektronix, Inc.                                                               7,100                                    222,727
                                                                                                                  ------------
Internet Software & Services 0.7%
Yahoo!, Inc.*                                                                18,500                                    695,970
                                                                                                                  ------------
IT Consulting & Services 1.7%
Affiliated Computer Services, Inc. "A"*                                       4,700                                    278,146
Automatic Data Processing, Inc.                                               9,300                                    423,429
Computer Sciences Corp.*                                                      5,700                                    308,370
Electronic Data Systems Corp.                                                14,000                                    314,300
First Data Corp.                                                              3,800                                    156,142
SunGard Data Systems, Inc.*                                                   5,700                                    151,107
Unisys Corp.*                                                                15,800                                    181,542
                                                                                                                  ------------
                                                                                                                     1,813,036

Office Electronics 0.3%
Xerox Corp.*                                                                 20,900                                    320,188
                                                                                                                  ------------
Semiconductors & Semiconductor Equipment 1.4%
Advanced Micro Devices, Inc.*                                                12,900                                    274,512
Intel Corp.                                                                  39,864                                    890,961
NVIDIA Corp.*                                                                12,600                                    241,038
                                                                                                                  ------------
                                                                                                                     1,406,511

Software 5.4%
Adobe Systems, Inc.                                                           5,800                                    351,248
Autodesk, Inc.                                                                1,700                                    111,197
BMC Software, Inc.*                                                          13,900                                    258,262
Computer Associates International, Inc.                                       9,200                                    280,876
Intuit, Inc.*                                                                 6,600                                    276,144
Microsoft Corp.                                                             110,916                                  2,973,658
Oracle Corp.*                                                                32,990                                    417,653
PeopleSoft, Inc.*                                                            12,600                                    297,486
Symantec Corp.*                                                               6,400                                    408,384
VERITAS Software Corp.*                                                      13,300                                    291,270
                                                                                                                  ------------
                                                                                                                     5,666,178

Materials 2.3%
Chemicals 1.4%
Air Products & Chemicals, Inc.                                                4,300                                    246,175
Dow Chemical Co.                                                             11,910                                    601,098
E.I. du Pont de Nemours & Co.                                                 4,900                                    222,068
Ecolab, Inc.                                                                  1,242                                     43,445
Hercules, Inc.*                                                                 400                                      5,960
Monsanto Co.                                                                  7,199                                    331,298
                                                                                                                  ------------
                                                                                                                     1,450,044

Containers & Packaging 0.1%
Bemis Co., Inc.                                                               6,300                                    175,392
                                                                                                                  ------------
Metals & Mining 0.7%
Newmont Mining Corp.                                                          6,000                                    284,100
Nucor Corp.                                                                   2,600                                    137,540
Phelps Dodge Corp.                                                            3,200                                    310,816
                                                                                                                  ------------
                                                                                                                       732,456

Paper & Forest Products 0.1%
Weyerhaeuser Co.                                                              1,100                                     72,600
                                                                                                                  ------------
Telecommunication Services 3.7%
Diversified Telecommunication Services 3.6%
ALLTEL Corp.                                                                  6,500                                    368,485
AT&T Corp.                                                                   18,800                                    344,040
BellSouth Corp.                                                              21,009                                    563,462
Citizens Communications Co.                                                  10,700                                    153,010
SBC Communications, Inc.                                                     36,723                                    924,318
Sprint Corp.                                                                  8,225                                    187,612
Verizon Communications, Inc.                                                 31,331                                  1,291,777
                                                                                                                  ------------
                                                                                                                     3,832,704

Wireless Telecommunication Services 0.1%
Nextel Communications, Inc. "A"*                                              3,200                                     91,072
                                                                                                                  ------------
Utilities 2.6%
Electric Utilities 2.2%
Ameren Corp.                                                                  1,863                                     90,206
American Electric Power Co.                                                   7,292                                    249,168
Consolidated Edison, Inc.                                                     5,700                                    249,945
Entergy Corp.                                                                   800                                     51,856
Exelon Corp.                                                                 10,884                                    453,972
FirstEnergy Corp.                                                             6,071                                    256,378
PG&E Corp.*                                                                   5,323                                    177,043
PPL Corp.                                                                     2,584                                    134,239
Southern Co.                                                                 11,578                                    379,642
TXU Corp.                                                                     3,900                                    244,998
                                                                                                                  ------------
                                                                                                                     2,287,447

Gas Utilities 0.0%
KeySpan Corp.                                                                 1,800                                     71,136
                                                                                                                  ------------
Multi-Utilities 0.4%
CMS Energy Corp.*                                                               500                                      5,100
Constellation Energy Group, Inc.                                              3,105                                    135,689
Duke Energy Corp.                                                             7,100                                    179,488
Public Service Enterprise Group, Inc.                                         2,481                                    109,139
                                                                                                                  ------------
                                                                                                                       429,416


Total Common Stocks (Cost $85,666,708)                                                                             104,053,761
                                                                                                                  ------------
                                                                          Principal
                                                                          Amount ($)                                  Value ($)
                                                                          ----------                                  ---------

US Government Backed 0.3%
US Treasury Bill, 1.603%**, 12/23/2004 (a)
(Cost $357,582)                                                             360,000                                    357,582
                                                                                                                  ------------
                                                                             Shares                                   Value ($)

Securities Lending Collateral 0.1%
Daily Assets Fund Institutional, 2.01% (c)(e)
(Cost $61,920)                                                               61,920                                     61,920
                                                                                                                  ------------
Cash Equivalents 0.7%
Scudder Cash Management QP Trust, 1.97% (b)
(Cost $691,933)                                                             691,933                                    691,933
                                                                                                                  ------------

                                                                               % of
                                                                         Net Assets                                   Value ($)
                                                                         ----------                                   ---------

Total Investment Portfolio  (Cost $86,778,143)                                100.2                                105,165,196
Other Assets and Liabilities, Net                                              -0.2                                   -208,645
                                                                                                                  ------------
Net Assets                                                                    100.0                                104,956,551
                                                                                                                  ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

(a) At November 30, 2004, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(b) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) All or a portion of these securities were on loan. The value of all securities loaned at November 30, 2004 amounted to $60,114, which is 0.06% of total net assets.

(e) Represents collateral held in connection with securities lending.

At November 30, 2004, open futures contracts purchased were as follows:


                                                                 Aggregate          Market             Unrealized
Futures                       Expiration Date    Contracts    Face Value ($)        Value           Appreciation ($)
---------------------------------------------------------------------------------------------------------------------------
S&P Mini 500 Index               12/17/2004         17           1,360,346        1,408,800              48,454
---------------------------------------------------------------------------------------------------------------------------


REIT: Real Estate Investment Trust

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Select 500 Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 11, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Select 500 Fund

By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               January 11, 2004



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               January 11, 2004